Equity Plans - Schedule of Activity Related to Restricted Stock Units (Detail) - Rigetti Computing, Inc [Member]	3 Months Ended
Mar. 31, 2022 $ / shares shares
Schedule Of Share Based Compensation Restricted Stock And Restricted Stock Units Activity [Line Items]
Beginning balance	5,388,455
Number of Restricted Stock Units, Granted	3,905,871
Number of Restricted Stock Units, Vested	(952,127)
Number of Restricted Stock Units, Forfeited	(217,311)
Ending balance	8,124,888
Weighted-Average Exercise Price, Granted | $ / shares	$ 4.44